Financial instruments - Schedule of fair value of assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	$ 357	$ 388
Current financial assets	397	341
Total financial assets at fair value and amortized cost or cost	754	729
Financial liabilities	(3,815)	(209)
Contingent consideration payables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	(293)	(162)	$ (123)	$ (113)
Non-current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	(1,751)	0
Current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	(1,759)	(47)
Derivative financial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	(12)	0
Financial liabilities at amortised cost, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	(3,510)	(47)
Financial liabilities at amortised cost, category [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost, category [member] | Non-current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	(1,751)	0
Financial liabilities at amortised cost, category [member] | Current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	(1,759)	(47)
Financial liabilities at amortised cost, category [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Financial investments measured at FVOCI [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	22	19
Fund investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	25	27
Receivables from customers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	147	164
Current financial assets	131	133
Minimum lease payments from finance lease agreements [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	82	91
Current financial assets	53	57
Financial assets, other [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	81	87
Current financial assets	145	83
VAT receivables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	67	68
Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	1	0
Financial assets at amortised cost, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	310	342
Current financial assets	396	341
Total financial assets at fair value and amortized cost or cost	706	683
Financial assets at amortised cost, category [member] | Financial investments measured at FVOCI [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Financial assets at amortised cost, category [member] | Fund investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Financial assets at amortised cost, category [member] | Receivables from customers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	147	164
Current financial assets	131	133
Financial assets at amortised cost, category [member] | Minimum lease payments from finance lease agreements [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	82	91
Current financial assets	53	57
Financial assets at amortised cost, category [member] | Financial assets, other [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	81	87
Current financial assets	145	83
Financial assets at amortised cost, category [member] | VAT receivables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	67	68
Financial assets at amortised cost, category [member] | Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Level 1 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | Non-current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | Current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Total financial assets at fair value and amortized cost or cost	0	0
Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Financial investments measured at FVOCI [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Fund investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Receivables from customers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Minimum lease payments from finance lease agreements [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Financial assets, other [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | VAT receivables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	(12)	0
Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | Non-current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | Current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	(12)	0
Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	1	0
Total financial assets at fair value and amortized cost or cost	1	0
Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Financial investments measured at FVOCI [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Fund investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Receivables from customers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Minimum lease payments from finance lease agreements [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Financial assets, other [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | VAT receivables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	1	0
Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	(293)	(162)
Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	(293)	(162)
Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | Non-current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | Current financial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Financial investments measured at FVOCI [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	22	19	42	26
Level 3 of fair value hierarchy [member] | Fund investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Total financial assets at fair value and amortized cost or cost	25	27	$ 69	$ 25
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	47	46
Current financial assets	0	0
Total financial assets at fair value and amortized cost or cost	47	46
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Financial investments measured at FVOCI [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	22	19
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Fund investments [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	25	27
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Receivables from customers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Minimum lease payments from finance lease agreements [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Financial assets, other [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Non-current financial assets	0	0
Current financial assets	0	0
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | VAT receivables [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	0	0
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Current financial assets	$ 0	$ 0